Note 11 - Financial Instruments - Derivative Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
ABN Bank [Member] | Interest Rate Swap June 3, 2016 [Member]
Effective Date	Apr. 13, 2018
Derivative, Notional Amount	$ 16,575
Interest Rate Payable	1.4425%
ABN Bank [Member] | Interest Rate Swap December 19, 2016 [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 20,700
Interest Rate Payable	2.08%
ABN Bank [Member] | Interest Rate Swap December 19, 2016 Second [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 19,450
Interest Rate Payable	2.125%
Norddeutsche Landesbank Girozentrale Bank of Germany [Member] | Interest Rate Swap May 17, 2017 [Member]
Effective Date	May 17, 2017
Derivative, Notional Amount	$ 21,139
Interest Rate Payable	2.19%